Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
		3 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount		$ 45,364	$ 44,220	$ 38,446
Carrying value	[1]	39,127	39,594	32,987
Difference between contractual maturity amount and carrying value		6,237	4,626	5,459
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)		512	(264)	(474)
Cumulative changes in fair value attributable to changes in own credit risk Gains/(Losses)	[2]	$ (665)	$ (1,177)	$ (994)

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.